INVENTORY	12 Months Ended
Dec. 31, 2018
Classes of current inventories [abstract]
INVENTORY
NOTE 8 –    INVENTORY

	New Israeli Shekels
	December 31
	2017	2018
	In millions
Handsets and devices	60	60
Accessories and other	8	6
Spare parts	19	23
ISP modems, routers, servers and related equipment	6	9
	93	98

Write-offs recorded	5	4
Cost of inventory recognized as expenses and included in cost of revenues for the year ended	558	586
Cost of inventory used as fixed assets	30	8